Cover	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 10, 2026, La Rosa Holdings Corp. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report, among other things, the closing of the disposition of all of its membership interests in Horeb Kissimmee Realty LLC. The Company is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate Item 9.01(b) of the Original Report in order to remove a statement of reliance on the provisions of Item 9.01(a)(3), which was included in the Original Report by error, and to present pro forma financial information required by Item 9.01(b) of Form 8-K, which was erroneously omitted from the Original Report. Except for the filing of such pro forma financial information and amending Item 9.01(b) of the Original Report, this Amendment does not otherwise modify or update the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference into this Amendment.
Document Period End Date	Feb. 04, 2026
Entity File Number	001-41588
Entity Registrant Name	La Rosa Holdings Corp.
Entity Central Index Key	0001879403
Entity Tax Identification Number	87-1641189
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1420 Celebration Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	250-1799
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false